Investment in Fvndit, Inc. (formerly Directus Holdings, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Investment in Fvndit, Inc. (formerly Directus Holdings, Inc.)
NOTE 4 - Investment in Fvndit, Inc. (formerly Directus Holdings, Inc.)

NOTE 4 – Investment in Fvndit, Inc. (formerly Directus Holdings, Inc.)

On November 13, 2018, the Company purchased a 20% investment in Directus Holdings, Inc., which owns eLoan, JSC (“eLoan”), a fintech company based in Vietnam, for $300,000. Half of the investment was made through a cash payment of $150,000, and the remaining half of the investment was made through the issuance of 1,252,086shares of Vemanti Group’s common stock to the Founders of eLoan. On December 19, 2018, Directus Holdings, Inc. filed a

Certificate of Amendment to Articles of Incorporation to the State of Nevada for its corporation name to be changed to Fvndit, Inc.

On October 5, 2020, Fvndit issued 500,000 shares of common stock to Tan Tran, CEO and majority shareholder of Vemanti. The issuance raised the total number of Fvndit outstanding shares to 40,500,000. Mr. Tran and Vemanti together owned 8,500,000 shares or 20.99% of total Fvndit outstanding shares at that time.

On March 16, 2021, Tan Tran resigned as an Officer and Director of Fvndit. On that same date, Fvndit issued 2,500,000 shares of common stock to Thomas Duc Tran (unaffiliated with Tan Tran), and appointed him as the Chairman, CEO, President, Secretary, and Treasurer of Fvndit. The issuance raised the total number of Fvndit outstanding shares to 43,000,000. As a result, Mr. Tran and Vemanti together own 19.77% of total Fvndit outstanding shares.

This investment is accounted for under the cost method of accounting since March 16, 2021. As of September 30, 2021, this investment had a balance of $296,405 and is reflected in other assets on the accompanying condensed consolidated balance sheets.

NOTE 7 – Investment in Fvndit, Inc. (formerly Directus Holdings, Inc.)

On November 13, 2018, the Company purchased a 20% investment in Directus Holdings, Inc., which owns eLoan, JSC (“eLoan”), a fintech company based in Vietnam, for $300,000. Half of the investment was made through a cash payment of $150,000, and the remaining half of the investment was made through the issuance of 1,252,086 shares of Vemanti Group’s common stock to the Founders of eLoan. On December 19, 2018, Directus Holdings, Inc. filed a Certificate of Amendment to Articles of Incorporation to the State of Nevada for its corporation name to be changed to Fvndit, Inc.

On October 5, 2020, Fvndit issued 500,000 shares of common stock to Tan Tran, CEO and majority shareholder of Vemanti. The issuance raised the total number of Fvndit outstanding shares to 40,500,000.Mr. Tran and Vemanti together own 8,500,000 shares or 20.99% of total Fvndit outstanding shares. From October 2018 through March 2021, Tan Tran served as an Officer and Director of Fvndit.

This investment is accounted for under the equity method of accounting. The equity method is applicable whena company has ownership in another company between 20% and 50% of the stock of the investee or if a company has significant influence over the other company. Under this accounting method, the investing company records the earning or loss of the investee for its proportional share of net income or loss. For 2020, Vemanti recorded $8,503 of unrealized loss on its investment in Fvndit. For 2019, Vemanti recorded $6,559 of unrealized gain on its investment in Fvndit.